PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 15,320	$ 14,910	$ 45,529	$ 43,385	$ 58,006	$ 33,867
Property and equipment impairment		$ 69,343	$ 0	69,343	0
Loss on disposal of plant property and equipment	$ 5,882			$ (5,882)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Disposal of office equipment	7,429
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Disposal of office equipment	$ 2,784